Investment Strategy - PGIM Muni High Income Fund	Aug. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its investable assets (net assets plus any borrowing for investment purposes) in municipal bonds, which are fixed income securities issued by states and municipalities whose income is free from regular federal income tax. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund's name, or facilitate the Fund's investment in those securities by increasing or decreasing the Fund's exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund's 80% investment policy. The subadviser normally invests the Fund's investable assets in municipal bonds that it believes may provide above-average yields. While the Fund may purchase municipal bonds of any credit quality, the portfolio consists primarily of municipal bonds which are rated B2 or better by Moody's Investors Service, Inc. (“Moody's”) or B or better by S&P Global Ratings (“S&P”) or bonds with a comparable rating by another major rating service or unrated bonds judged by the subadviser to be of comparable quality. Bonds rated Ba1 or lower by Moody's or BB+ or lower by S&P are considered to be speculative with respect to their capacity to make interest and principal payments and are commonly referred to as junk bonds. Bonds rated Baa3 and higher by Moody's or BBB- and higher by S&P are considered investment grade, with a range of adequate to very strong capacity for meeting their financial obligations, although municipal bonds rated in the Baa rating category by Moody's or BBB rating category by S&P have certain speculative characteristics and are riskier than higher-rated municipal bonds. The municipal bonds in which the Fund invests generally have maturities in excess of 10 years at the time of purchase, although the Fund also invests in municipal bonds having maturities ranging from one year to 10 years. As of August 31, 2026, the Fund's weighted average maturity was 14.98 years. The Fund's investments may include certain municipal bonds, the interest on which is subject to the federal alternative minimum tax (“AMT”). In determining which securities to buy and sell, the subadviser considers, among other things, fundamental research, yield, maturity, issue, quality characteristics and expectations regarding economic and political developments, including movements in interest rates and demand for municipal bonds. The subadviser may trade securities based on its outlook on interest rates. The subadviser also seeks to take advantage of differentials in yields with respect to securities with similar credit ratings and maturities, but which vary according to the purpose for which they were issued, as well as securities issued for similar purposes with similar maturities, but which vary according to ratings. In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	municipal bonds, which are fixed income securities issued by states and municipalities whose income is free from regular federal income tax.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The subadviser normally invests the Fund's investable assets in municipal bonds that it believes may provide above-average yields. While the Fund may purchase municipal bonds of any credit quality, the portfolio consists primarily of municipal bonds which are rated B2 or better by Moody's Investors Service, Inc. (“Moody's”) or B or better by S&P Global Ratings (“S&P”) or bonds with a comparable rating by another major rating service or unrated bonds judged by the subadviser to be of comparable quality.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its investable assets (net assets plus any borrowing for investment purposes) in municipal bonds, which are fixed income securities issued by states and municipalities whose income is free from regular federal income tax.